Quarterly Holdings Report
for
Fidelity® Nasdaq Composite Index® ETF
February 28, 2025
ETF-NPRT1-0425
1.814342.120
Common Stocks - 99.8%
	Shares	Value ($)
ARGENTINA - 0.0%
Financials - 0.0%
Banks - 0.0%
Grupo Financiero Galicia SA Class B ADR	14,756	844,338
AUSTRALIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
IREN Ltd (b)(c)	55,282	455,524
BAHAMAS (NASSAU) - 0.0%
Consumer Discretionary - 0.0%
Diversified Consumer Services - 0.0%
OneSpaWorld Holdings Ltd	41,808	797,697
BELGIUM - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Global Ltd Class A (b)	46,864	541,748
Liberty Global Ltd Class C (b)(c)	60,563	733,418

TOTAL BELGIUM		1,275,166
BRAZIL - 0.4%
Consumer Discretionary - 0.4%
Broadline Retail - 0.4%
MercadoLibre Inc (b)	12,238	25,967,445
Financials - 0.0%
Banks - 0.0%
Inter & Co Inc Class A (c)	116,071	622,140
Capital Markets - 0.0%
XP Inc Class A	103,173	1,459,898
Financial Services - 0.0%
StoneCo Ltd Class A (b)	84,419	780,876
TOTAL BRAZIL		28,830,359
CAMEROON - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Golar LNG Ltd (c)	33,806	1,296,122
CANADA - 0.5%
Communication Services - 0.0%
Entertainment - 0.0%
Lionsgate Studios Corp (c)	88,632	755,145
Interactive Media & Services - 0.0%
GameSquare Holdings Inc (b)(c)	16,445	14,716
TOTAL COMMUNICATION SERVICES		769,861

Health Care - 0.0%
Biotechnology - 0.0%
Aurinia Pharmaceuticals Inc (b)	76,591	608,898
Xenon Pharmaceuticals Inc (b)	25,044	927,129
		1,536,027
Life Sciences Tools & Services - 0.0%
AbCellera Biologics Inc (b)(c)	210,938	545,275
Pharmaceuticals - 0.0%
Cronos Group Inc (United States) (b)	199,015	407,981
Tilray Brands Inc Class 2 (b)(c)	341,702	251,151
		659,132
TOTAL HEALTH CARE		2,740,434

Industrials - 0.4%
Professional Services - 0.4%
Thomson Reuters Corp (United States)	109,411	19,564,876
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.0%
Canadian Solar Inc (b)(c)	39,654	398,523
Software - 0.1%
Descartes Systems Group Inc/The (United States) (b)	23,014	2,565,831
Docebo Inc (United States) (b)(c)	13,855	444,606
Hut 8 Corp (United States) (b)(c)	30,594	451,262
Open Text Corp (United States) (c)	68,306	1,763,661
		5,225,360
TOTAL INFORMATION TECHNOLOGY		5,623,883

Materials - 0.0%
Chemicals - 0.0%
Methanex Corp (United States)	21,319	938,889
Metals & Mining - 0.0%
Algoma Steel Group Inc (United States)	40,637	298,275
Ssr Mining Inc (United States) (b)(c)	54,894	548,391
		846,666
TOTAL MATERIALS		1,785,555

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Colliers International Group Inc Subordinate Voting Shares (United States) (c)	11,204	1,436,577
FirstService Corp Subordinate Voting Shares (United States)	11,296	1,992,953
		3,429,530
TOTAL CANADA		33,914,139
CHINA - 1.0%
Communication Services - 0.1%
Entertainment - 0.0%
iQIYI Inc Class A ADR (b)(c)	179,104	372,536
Netease Inc ADR	32,082	3,199,217
		3,571,753
Interactive Media & Services - 0.1%
Baidu Inc Class A ADR (b)	35,064	3,031,283
Bilibili Inc ADR (b)(c)	38,584	784,799
Hello Group Inc Class A ADR	59,012	434,918
JOYY Inc Class A ADR (b)	20,096	940,292
Kanzhun Ltd ADR (b)	75,553	1,208,848
Weibo Corp Class A ADR	59,613	596,726
		6,996,866
TOTAL COMMUNICATION SERVICES		10,568,619

Consumer Discretionary - 0.5%
Automobiles - 0.0%
Li Auto Inc ADR (b)(c)	52,829	1,623,435
Broadline Retail - 0.4%
JD.com Inc ADR	119,258	4,996,910
PDD Holdings Inc Class A ADR (b)	161,866	18,402,546
		23,399,456
Hotels, Restaurants & Leisure - 0.1%
Atour Lifestyle Holdings Ltd ADR	26,820	823,642
H World Group Ltd ADR	43,085	1,546,321
Trip.com Group Ltd ADR	92,277	5,230,260
		7,600,223
TOTAL CONSUMER DISCRETIONARY		32,623,114

Financials - 0.0%
Consumer Finance - 0.0%
Qifu Technology Inc Class A ADR	37,448	1,500,916
Health Care - 0.1%
Biotechnology - 0.1%
Beigene Ltd ADR (b)	11,512	3,128,962
Zai Lab Ltd ADR (b)	23,855	826,337
		3,955,299
Information Technology - 0.3%
IT Services - 0.0%
GDS Holdings Ltd Class A ADR (b)	30,195	1,148,920
Kingsoft Cloud Holdings Ltd ADR (b)(c)	24,637	402,322
Taoping Inc (b)(c)	28,396	8,150
		1,559,392
Semiconductors & Semiconductor Equipment - 0.3%
NXP Semiconductors NV	61,014	13,154,008
TOTAL INFORMATION TECHNOLOGY		14,713,400

TOTAL CHINA		63,361,348
COSTA RICA - 0.0%
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Establishment Labs Holdings Inc (b)(c)	9,461	405,593
DENMARK - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Ascendis Pharma A/S ADR (b)	14,138	2,213,729
Genmab A/S ADR (b)	16,836	381,840

TOTAL DENMARK		2,595,569
FRANCE - 0.0%
Communication Services - 0.0%
Media - 0.0%
Criteo SA ADR (b)	16,307	632,875
Health Care - 0.0%
Biotechnology - 0.0%
Clementia Pharmaceuticals Inc rights (b)(d)	20,215	0
TOTAL FRANCE		632,875
GERMANY - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
BioNTech SE ADR (b)	25,092	2,833,389
CureVac NV (b)(c)	129,856	402,554
Immatics NV (b)(c)	43,194	189,189

TOTAL GERMANY		3,425,132
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Insurance - 0.0%
Oxbridge Re Holdings Ltd (b)	88,452	320,195
GREECE - 0.0%
Industrials - 0.0%
Marine Transportation - 0.0%
Star Bulk Carriers Corp (c)	30,716	480,091
GUATEMALA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Millicom International Cellular SA	50,317	1,322,331
HONG KONG - 0.1%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Polestar Automotive Holding UK PLC Class A ADR (b)(c)	325,563	354,864
Distributors - 0.0%
GigaCloud Technology Inc Class A (b)(c)	9,800	165,914
Hotels, Restaurants & Leisure - 0.0%
Melco Resorts & Entertainment Ltd ADR (b)	81,573	453,546
Financials - 0.1%
Capital Markets - 0.1%
Futu Holdings Ltd Class A ADR	25,984	2,837,193
TOTAL HONG KONG		3,811,517
INDIA - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
MakeMyTrip Ltd (b)(c)	17,861	1,719,300
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
ReNew Energy Global PLC Class A (b)(c)	92,955	585,616
TOTAL INDIA		2,304,916
IRELAND - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Prothena Corp PLC (b)	111	1,755
Pharmaceuticals - 0.0%
GH Research PLC (b)(c)	33,097	335,273
TOTAL HEALTH CARE		337,028

Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Cimpress PLC (b)(c)	8,855	425,748
TOTAL IRELAND		762,776
ISRAEL - 0.4%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Taboola.com Ltd (b)	136,781	373,412
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Global-e Online Ltd (b)	43,705	1,862,707
Consumer Staples - 0.0%
Personal Care Products - 0.0%
Oddity Tech Ltd Class A (b)(c)	13,557	645,584
Industrials - 0.1%
Aerospace & Defense - 0.1%
Elbit Systems Ltd (United States) (c)	12,142	3,776,041
Machinery - 0.0%
Kornit Digital Ltd (b)	17,856	442,115
Nano Dimension Ltd ADR (b)(c)	173,902	370,410
		812,525
TOTAL INDUSTRIALS		4,588,566

Information Technology - 0.3%
Electronic Equipment, Instruments & Components - 0.0%
Innoviz Technologies Ltd (b)(c)	76,837	56,790
Nayax Ltd (United States) (b)(c)	7,848	290,141
		346,931
IT Services - 0.0%
Wix.com Ltd (b)	14,145	2,838,760
Semiconductors & Semiconductor Equipment - 0.1%
Camtek Ltd/Israel (c)	12,041	897,295
Nova Ltd (b)(c)	7,345	1,756,778
Tower Semiconductor Ltd (United States) (b)	28,554	1,213,545
		3,867,618
Software - 0.2%
Cellebrite DI Ltd (b)	62,637	1,162,543
Check Point Software Technologies Ltd (b)	26,496	5,836,009
Cognyte Software Ltd (b)	49,499	442,026
JFrog Ltd (b)(c)	28,826	1,059,356
Magic Software Enterprises Ltd (c)	25,429	312,777
Nice Ltd ADR (b)	12,069	1,679,763
Radware Ltd (b)	24,367	527,302
Sapiens International Corp NV	19,464	536,817
		11,556,593
TOTAL INFORMATION TECHNOLOGY		18,609,902

Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Enlight Renewable Energy Ltd (United States) (b)	34,679	585,728
TOTAL ISRAEL		26,665,899
ITALY - 0.0%
Industrials - 0.0%
Passenger Airlines - 0.0%
Ryanair Holdings PLC ADR	59,309	2,878,266
JAPAN - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Allegro MicroSystems Inc (b)(c)	60,788	1,355,572
KAZAKHSTAN - 0.1%
Financials - 0.1%
Capital Markets - 0.0%
Freedom Holding Corp/NV (b)(c)	17,492	2,572,548
Consumer Finance - 0.1%
Kaspi.KZ JSC ADR	49,555	5,190,391
TOTAL KAZAKHSTAN		7,762,939
LUXEMBOURG - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Alvotech SA (b)(c)	54,547	619,654
NETHERLANDS - 0.3%
Health Care - 0.1%
Biotechnology - 0.1%
Argenx SE ADR (b)	7,791	4,866,804
Merus NV (b)(c)	18,555	873,755
Newamsterdam Pharma Co NV (b)(c)	33,826	710,346
		6,450,905
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
ASML Holding NV depository receipt	21,299	15,102,695
TOTAL NETHERLANDS		21,553,600
NORWAY - 0.0%
Industrials - 0.0%
Marine Transportation - 0.0%
Golden Ocean Group Ltd (c)	67,270	652,521
PAKISTAN - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
VEON Ltd ADR (b)	8,031	359,468
PUERTO RICO - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Latin America Ltd Class C (b)	63,953	429,124
Financials - 0.0%
Banks - 0.0%
Popular Inc	14,974	1,503,839
TOTAL PUERTO RICO		1,932,963
RUSSIA - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Ozon Holdings PLC ADR (b)(c)(d)	22,100	0
SINGAPORE - 0.1%
Financials - 0.0%
Financial Services - 0.0%
DigiAsia Corp Class A (b)(c)	7,797	4,217
Health Care - 0.0%
Pharmaceuticals - 0.0%
Scilex Holding Co (b)	61,255	14,456
Scilex Holding Co (b)(e)	45,036	8,503
		22,959
Industrials - 0.1%
Ground Transportation - 0.1%
Grab Holdings Ltd Class A (b)	943,820	4,577,527
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Kulicke & Soffa Industries Inc	18,078	691,845
TOTAL SINGAPORE		5,296,548
SPAIN - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Grifols SA Class B ADR (b)	39,847	336,309
SWEDEN - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Dova Pharmaceuticals Inc rights (b)(d)	7,729	0
Information Technology - 0.0%
Communications Equipment - 0.0%
Telefonaktiebolaget LM Ericsson Class B ADR	114,570	944,057
TOTAL SWEDEN		944,057
SWITZERLAND - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Sunrise Communications AG ADR	13,828	636,641
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Garrett Motion Inc (c)	83,915	810,619
Health Care - 0.0%
Biotechnology - 0.0%
CRISPR Therapeutics AG (b)(c)	22,856	1,003,836
Health Care Technology - 0.0%
Sophia Genetics SA (b)(c)	50,852	186,626
TOTAL HEALTH CARE		1,190,462

Information Technology - 0.1%
Technology Hardware, Storage & Peripherals - 0.1%
Logitech International SA (United States) (c)	38,354	3,794,745
TOTAL SWITZERLAND		6,432,467
TAIWAN - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Gogoro Inc (b)(c)	49,010	20,951
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Silicon Motion Technology Corp ADR	10,475	587,648
TOTAL TAIWAN		608,599
UNITED ARAB EMIRATES - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
NWTN Inc Class B (b)(c)	79,801	45,071
UNITED KINGDOM - 0.3%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Vodafone Group PLC ADR	101,435	893,642
Consumer Staples - 0.1%
Beverages - 0.1%
Coca-Cola Europacific Partners PLC	108,100	9,324,706
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
TORM PLC Class A (United States) (c)	28,798	506,557
Financials - 0.0%
Capital Markets - 0.0%
Marex Group PLC	25,825	946,228
Health Care - 0.2%
Biotechnology - 0.0%
Aptorum Group Ltd Class A (b)(c)	38,731	36,794
Bicycle Therapeutics PLC ADR (b)	17,582	192,875
Immunocore Holdings PLC ADR (b)	15,160	445,249
Tiziana Life Sciences Ltd (b)(c)	169,349	218,460
		893,378
Pharmaceuticals - 0.2%
Astrazeneca PLC ADR	138,201	10,532,299
Astrazeneca PLC rights (b)(d)	21,510	0
CinCor Pharma Inc rights (b)(d)	12,042	0
Indivior PLC (United States) (b)(c)	46,682	431,342
Verona Pharma PLC ADR (b)	20,526	1,429,225
		12,392,866
TOTAL HEALTH CARE		13,286,244

TOTAL UNITED KINGDOM		24,957,377
UNITED STATES - 96.5%
Communication Services - 15.1%
Diversified Telecommunication Services - 0.1%
Anterix Inc (b)	17,416	679,224
AST SpaceMobile Inc Class A (b)(c)	53,093	1,439,351
Cogent Communications Holdings Inc (c)	14,390	1,051,477
Frontier Communications Parent Inc (b)	51,639	1,858,488
GCI Liberty Inc Class A (b)(d)	18,738	0
Globalstar Inc (b)(c)	30,491	658,301
Iridium Communications Inc	35,190	1,110,596
		6,797,437
Entertainment - 1.9%
Atlanta Braves Holdings Inc Class C (b)(c)	18,052	728,759
Electronic Arts Inc	62,512	8,071,549
Liberty Media Corp-Liberty Formula One Class A (b)	2,374	211,571
Liberty Media Corp-Liberty Formula One Class C (b)	61,989	5,977,599
Liberty Media Corp-Liberty Live Class A (b)	13,194	943,635
Liberty Media Corp-Liberty Live Class C (b)	12,771	937,008
Netflix Inc (b)	102,743	100,745,677
Playtika Holding Corp	103,214	544,970
Roku Inc Class A (b)	30,508	2,547,723
Take-Two Interactive Software Inc (b)	43,161	9,149,269
Warner Bros Discovery Inc (b)	609,653	6,986,623
Warner Music Group Corp Class A	36,573	1,232,510
		138,076,893
Interactive Media & Services - 11.1%
Alphabet Inc Class A	1,406,380	239,478,387
Alphabet Inc Class C	1,332,027	229,401,690
Bumble Inc Class A (b)(c)	54,569	283,759
Cargurus Inc Class A (b)	27,738	892,886
IAC Inc Class A (b)	21,172	978,570
Match Group Inc	66,128	2,096,919
Meta Platforms Inc Class A	523,698	349,935,004
QuinStreet Inc (b)	28,548	558,970
Rumble Inc Class A (b)(c)	53,963	502,935
Trump Media & Technology Group Corp (b)(c)	46,794	1,127,735
Vimeo Inc Class A (b)	106,525	627,432
Ziff Davis Inc (b)	17,069	700,853
		826,585,140
Media - 1.0%
Advantage Solutions Inc Class A (b)(c)	81,654	204,952
Charter Communications Inc Class A (b)	34,662	12,602,063
Comcast Corp Class A	910,758	32,677,997
comScore Inc (b)	10,529	63,595
EchoStar Corp Class A (b)	41,232	1,287,675
Fox Corp Class A	53,433	3,077,741
Fox Corp Class B	46,445	2,511,281
Integral Ad Science Holding Corp (b)(c)	57,551	605,437
Liberty Broadband Corp Class A (b)	5,683	463,335
Liberty Broadband Corp Class C (b)	32,318	2,658,479
Magnite Inc (b)	50,759	800,469
News Corp Class A	81,881	2,343,434
News Corp Class B	38,197	1,232,999
Nexstar Media Group Inc	8,599	1,454,521
Paramount Global Class B (c)	197,559	2,244,270
Scholastic Corp (c)	12,534	274,369
Sirius XM Holdings Inc (c)	80,464	1,946,424
TechTarget Inc/old (c)	14,716	215,884
Trade Desk Inc (The) Class A (b)	107,815	7,581,551
		74,246,476
Wireless Telecommunication Services - 1.0%
T-Mobile US Inc	279,478	75,372,422
TOTAL COMMUNICATION SERVICES		1,121,078,368

Consumer Discretionary - 13.9%
Automobile Components - 0.1%
Dorman Products Inc (b)	8,797	1,156,454
Fox Factory Holding Corp (b)	5,711	158,365
Gentex Corp (c)	48,875	1,188,640
Gentherm Inc (b)(c)	10,663	352,732
Goodyear Tire & Rubber Co/The (b)	90,918	859,175
Patrick Industries Inc	10,756	974,494
Visteon Corp (b)	6,998	606,867
XPEL Inc (b)(c)(f)	16,922	565,702
		5,862,429
Automobiles - 3.1%
Cenntro Inc (c)	92,818	68,815
Lucid Group Inc Class A (b)(c)	721,070	1,600,775
Rivian Automotive Inc Class A (b)(c)	260,170	3,080,413
Tesla Inc (b)	772,843	226,427,543
		231,177,546
Broadline Retail - 7.5%
Amazon.com Inc (b)	2,530,714	537,219,969
eBay Inc	115,966	7,507,639
Etsy Inc (b)	29,192	1,494,338
Ollie's Bargain Outlet Holdings Inc (b)	17,236	1,784,098
		548,006,044
Distributors - 0.1%
A-Mark Precious Metals Inc	14,994	407,537
LKQ Corp	58,735	2,478,030
Pool Corp	8,962	3,109,814
		5,995,381
Diversified Consumer Services - 0.1%
American Public Education Inc (b)	17,806	376,775
Duolingo Inc Class A (b)	8,957	2,795,212
Frontdoor Inc (b)	20,587	936,297
Grand Canyon Education Inc (b)	7,460	1,341,457
Laureate Education Inc (b)	41,062	818,776
Mister Car Wash Inc (b)(c)	77,782	660,369
Perdoceo Education Corp	27,777	711,091
Strategic Education Inc	7,410	596,727
Udemy Inc (b)	67,466	650,372
		8,887,076
Hotels, Restaurants & Leisure - 2.1%
Airbnb Inc Class A (b)	104,575	14,522,330
Bloomin' Brands Inc	28,354	265,961
Booking Holdings Inc	7,828	39,265,326
Caesars Entertainment Inc (b)	49,566	1,646,583
Cheesecake Factory Inc/The (c)	14,827	801,103
Churchill Downs Inc	15,785	1,870,523
Cracker Barrel Old Country Store Inc (c)	9,564	433,154
Dave & Buster's Entertainment Inc (b)(c)	12,206	254,982
Domino's Pizza Inc	7,727	3,783,989
DoorDash Inc Class A (b)	93,575	18,569,023
DraftKings Inc Class A (b)	114,949	5,041,663
Expedia Group Inc Class A	28,930	5,726,983
First Watch Restaurant Group Inc (b)	27,681	590,159
Golden Entertainment Inc	12,051	374,666
Jack in the Box Inc (c)	8,518	327,432
Krispy Kreme Inc (c)	60,045	372,879
Kura Sushi USA Inc Class A (b)(c)	4,156	258,503
Light & Wonder Inc Class A (b)	20,867	2,326,253
Marriott International Inc/MD Class A1	64,320	18,038,544
Monarch Casino & Resort Inc	7,004	641,426
Papa John's International Inc	13,095	593,858
Penn Entertainment Inc (b)	48,832	1,050,376
Playa Hotels & Resorts NV (b)	50,596	675,457
Red Rock Resorts Inc Class A	12,887	643,963
Sabre Corp (b)	143,660	593,316
Sportradar Holding AG Class A (b)(c)	53,365	1,153,218
Starbucks Corp	270,418	31,317,109
Target Hospitality Corp (b)(c)	52,706	295,681
Texas Roadhouse Inc	14,735	2,712,566
Wendy's Co/The (c)	44,151	684,341
Wingstop Inc	7,071	1,660,129
Wynn Resorts Ltd	24,432	2,182,266
		158,673,762
Household Durables - 0.0%
Cavco Industries Inc (b)	2,480	1,300,834
LGI Homes Inc (b)	6,517	478,543
Newell Brands Inc	137,812	884,753
		2,664,130
Leisure Products - 0.1%
BRP Inc Subordinate Voting Shares (United States) (c)	10,774	427,188
Hasbro Inc	33,652	2,191,082
Malibu Boats Inc Class A (b)(c)	14,039	468,622
Mattel Inc (b)	92,685	1,974,191
Peloton Interactive Inc Class A (b)	119,781	901,951
		5,963,034
Specialty Retail - 0.6%
Academy Sports & Outdoors Inc	22,450	1,113,296
Five Below Inc (b)	14,385	1,249,913
Monro Inc	7,310	130,191
National Vision Holdings Inc (b)	37,916	481,912
Newegg Commerce Inc Class A (b)(c)	250,384	101,305
O'Reilly Automotive Inc (b)	13,516	18,566,118
ODP Corp/The (b)(c)	14,740	229,354
Petco Health & Wellness Co Inc Class A (b)(c)	93,003	250,178
RealReal Inc/The (b)(c)	54,457	371,397
Ross Stores Inc	78,999	11,085,140
Shoe Carnival Inc (c)	13,112	290,300
Stitch Fix Inc Class A (b)	67,465	319,109
Tractor Supply Co	130,085	7,200,205
Ulta Beauty Inc (b)	10,904	3,994,789
Upbound Group Inc	19,457	502,380
Urban Outfitters Inc (b)(c)	26,367	1,534,296
Winmark Corp	1,468	493,373
		47,913,256
Textiles, Apparel & Luxury Goods - 0.2%
Columbia Sportswear Co	14,529	1,261,698
Crocs Inc (b)	13,602	1,354,351
G-III Apparel Group Ltd (b)	13,180	356,783
Lululemon Athletica Inc (b)	28,079	10,265,963
Steven Madden Ltd	18,906	619,928
		13,858,723
TOTAL CONSUMER DISCRETIONARY		1,029,001,381

Consumer Staples - 3.5%
Beverages - 1.1%
Celsius Holdings Inc (b)(c)	58,145	1,493,745
Coca-Cola Consolidated Inc	2,077	2,943,358
Keurig Dr Pepper Inc	321,841	10,788,110
MGP Ingredients Inc (c)	8,668	283,790
Monster Beverage Corp (b)	242,257	13,239,345
National Beverage Corp	26,407	1,051,791
PepsiCo Inc	320,845	49,240,083
Vita Coco Co Inc/The (b)	20,681	670,892
		79,711,114
Consumer Staples Distribution & Retail - 1.8%
Andersons Inc/The	12,051	515,541
Casey's General Stores Inc	8,855	3,667,830
Chefs' Warehouse Inc/The (b)(c)	15,427	965,422
Costco Wholesale Corp	105,623	110,757,334
Dollar Tree Inc (b)	50,903	3,708,793
Ingles Markets Inc Class A (c)	5,707	350,637
Maplebear Inc (b)	69,724	2,864,959
PriceSmart Inc (c)	9,230	825,070
Sprouts Farmers Market Inc (b)	23,485	3,485,174
Walgreens Boots Alliance Inc	246,588	2,633,560
		129,774,320
Food Products - 0.6%
Bridgford Foods Corp (b)(c)	2,954	30,042
Cal-Maine Foods Inc	13,495	1,219,813
Freshpet Inc (b)	11,778	1,260,599
Hain Celestial Group Inc (b)(c)	81,471	291,666
J & J Snack Foods Corp (c)	6,172	811,248
John B Sanfilippo & Son Inc	4,010	283,387
Kraft Heinz Co/The	288,898	8,872,058
Lancaster Colony Corp	6,812	1,302,148
Mission Produce Inc (b)	38,179	471,511
Mondelez International Inc	319,281	20,507,419
Pilgrim's Pride Corp (c)	61,432	3,341,286
Simply Good Foods Co/The (b)	29,094	1,098,299
Smithfield Foods Inc	95,779	1,996,034
The Campbell's Company	72,441	2,901,986
Vital Farms Inc (b)	15,799	523,105
		44,910,601
Household Products - 0.0%
Central Garden & Pet Co Class A	18,257	574,730
Reynolds Consumer Products Inc	56,273	1,377,564
WD-40 Co	4,012	957,343
		2,909,637
Personal Care Products - 0.0%
Interparfums Inc	8,850	1,229,442
Olaplex Holdings Inc (b)(c)	279,829	405,751
		1,635,193
TOTAL CONSUMER STAPLES		258,940,865

Energy - 0.6%
Energy Equipment & Services - 0.2%
Baker Hughes Co Class A	241,060	10,748,865
ChampionX Corp	47,232	1,407,514
Patterson-UTI Energy Inc	134,855	1,120,645
Smart Sand Inc	112,080	242,092
Weatherford International PLC	18,949	1,173,133
		14,692,249
Oil, Gas & Consumable Fuels - 0.4%
Alliance Resource Partners LP	41,285	1,083,318
APA Corp	89,673	1,856,231
Calumet Inc (c)	27,546	394,734
Chord Energy Corp	13,594	1,553,794
Diamondback Energy Inc	71,558	11,374,860
Expand Energy Corp	55,921	5,529,468
HighPeak Energy Inc Class A (c)	48,629	628,287
New Fortress Energy Inc Class A (c)	84,741	847,410
NextDecade Corp (b)(c)	84,771	696,818
Plains All American Pipeline LP	163,197	3,319,427
Plains GP Holdings LP Class A	34,036	735,178
Viper Energy Inc Class A	39,110	1,821,353
		29,840,878
TOTAL ENERGY		44,533,127

Financials - 3.7%
Banks - 1.2%
BancFirst Corp (c)	10,144	1,210,788
Bancorp Inc/The (b)	20,379	1,137,556
Bank of Marin Bancorp	8,567	208,863
Bank OZK (c)	23,028	1,105,574
Banner Corp	12,443	858,318
BCB Bancorp Inc	31,757	321,698
BOK Financial Corp	16,287	1,774,632
Broadway Financial Corp/DE (b)	16,529	125,455
Business First Bancshares Inc	13,074	346,853
Carver Bancorp Inc (b)	37,364	62,398
Cathay General Bancorp (c)	22,713	1,066,375
City Holding Co (c)	5,768	686,334
Columbia Banking System Inc	61,621	1,647,129
Columbia Financial Inc (b)(c)	42,763	678,649
Commerce Bancshares Inc/MO	36,032	2,343,882
CVB Financial Corp	45,858	924,956
Dime Community Bancshares Inc (c)	22,722	704,382
East West Bancorp Inc	32,874	3,104,293
Eastern Bankshares Inc	56,167	1,004,828
Enterprise Bancorp Inc/MA	10,849	468,134
Enterprise Financial Services Corp	22,917	1,353,936
Fifth Third Bancorp	143,801	6,251,030
First Bancorp/Southern Pines NC (c)	18,075	758,427
First Busey Corp (c)	24,674	591,929
First Citizens BancShares Inc/NC Class A	3,222	6,598,850
First Financial Bancorp	29,435	806,813
First Financial Bankshares Inc	43,359	1,632,900
First Hawaiian Inc (c)	39,586	1,065,259
First Interstate BancSystem Inc Class A	32,228	989,400
First Interstate Bank of Calif	16,699	495,459
First Merchants Corp	18,268	800,138
Flushing Financial Corp	27,417	392,886
Fulton Financial Corp (c)	47,148	934,473
German American Bancorp Inc	14,632	584,109
Hancock Whitney Corp	25,148	1,436,705
Hanmi Financial Corp	19,455	467,115
Hope Bancorp Inc	53,374	582,844
Horizon Bancorp Inc/IN	31,551	537,629
Huntington Bancshares Inc/OH	313,809	5,168,435
Independent Bank Corp	12,865	882,024
International Bancshares Corp	18,699	1,252,833
Investar Holding Corp	20,115	376,754
Lakeland Financial Corp (c)	9,143	607,187
Nbt Bancorp Inc	18,219	869,957
Northwest Bancshares Inc (c)	47,491	599,336
OceanFirst Financial Corp	30,783	554,402
Old National Bancorp/IN	66,097	1,569,804
Pacific Premier Bancorp Inc	33,245	794,223
Pathward Financial Inc	10,071	780,603
Peoples Bancorp Inc/OH	17,132	548,224
Pinnacle Financial Partners Inc (c)	24,455	2,794,229
Preferred Bank/Los Angeles CA	6,502	577,053
Premier Financial Corp	18,562	520,478
Republic Bancorp Inc/KY Class A	12,341	837,090
S&T Bancorp Inc (c)	17,107	688,044
Sandy Spring Bancorp Inc	20,106	642,789
Seacoast Banking Corp of Florida	26,546	750,721
Simmons First National Corp Class A	45,285	994,911
Stock Yards Bancorp Inc (c)	10,632	774,648
Texas Capital Bancshares Inc (b)(c)	14,921	1,181,146
TFS Financial Corp (c)	87,825	1,158,412
Towne Bank/Portsmouth VA	27,394	1,010,291
TriCo Bancshares	12,843	561,496
Triumph Financial Inc (b)(c)	8,798	605,742
Trustmark Corp	22,061	807,212
UMB Financial Corp (c)	13,595	1,499,936
United Bankshares Inc/WV (c)	37,397	1,351,528
Valley National Bancorp	141,241	1,389,811
Veritex Holdings Inc	25,512	671,986
WaFd Inc	28,988	857,755
Washington Trust Bancorp Inc	12,634	405,804
WesBanco Inc	21,694	760,809
Westamerica BanCorp	10,169	530,008
Wintrust Financial Corp	18,635	2,319,498
WSFS Financial Corp (c)	19,667	1,067,721
Zions Bancorp NA	31,742	1,715,338
		86,539,237
Capital Markets - 1.4%
BGC Group Inc Class A	123,851	1,226,125
Carlyle Group Inc/The	87,368	4,354,421
CME Group Inc Class A	86,084	21,845,537
Coinbase Global Inc Class A (b)	49,157	10,599,232
Greenpro Capital Corp (b)(c)	73,612	70,114
Hamilton Lane Inc Class A	10,808	1,689,507
Interactive Brokers Group Inc Class A	27,504	5,621,818
LPL Financial Holdings Inc	18,323	6,811,392
MarketAxess Holdings Inc	9,743	1,878,353
Morningstar Inc	10,408	3,265,198
Nasdaq Inc	135,545	11,220,415
Northern Trust Corp	48,229	5,315,800
Perella Weinberg Partners Class A	29,798	688,632
Robinhood Markets Inc Class A (b)	188,226	9,430,123
SEI Investments Co	27,428	2,195,611
StepStone Group Inc Class A	21,565	1,297,350
StoneX Group Inc (b)	10,537	1,271,500
T Rowe Price Group Inc	51,069	5,399,015
TPG Inc Class A	27,266	1,503,993
Tradeweb Markets Inc Class A	29,306	3,967,153
Victory Capital Holdings Inc Class A (c)	20,741	1,328,254
Virtu Financial Inc Class A	29,803	1,089,598
		102,069,141
Consumer Finance - 0.1%
Credit Acceptance Corp (b)(c)	2,849	1,402,819
Encore Capital Group Inc (b)(c)	11,674	440,284
FirstCash Holdings Inc	12,585	1,413,044
Lendingtree Inc (b)(c)	7,808	315,364
Navient Corp	37,431	535,638
SLM Corp	60,347	1,821,876
SoFi Technologies Inc Class A (b)	277,087	4,009,449
Upstart Holdings Inc (b)(c)	23,371	1,558,145
		11,496,619
Financial Services - 0.5%
Affirm Holdings Inc Class A (b)	66,294	4,252,760
AvidXchange Holdings Inc (b)	72,498	550,985
Enact Holdings Inc	43,139	1,483,119
Euronet Worldwide Inc (b)	12,951	1,326,959
Flywire Corp (b)	53,969	615,247
Jack Henry & Associates Inc	15,839	2,749,492
Marblegate Acquisition Corp Class A (b)(c)	18,212	199,421
Marqeta Inc Class A (b)	160,821	672,232
Merchants Bancorp/IN	17,174	699,325
Mr Cooper Group Inc (b)	14,806	1,663,750
NMI Holdings Inc (b)	26,956	982,277
Payoneer Global Inc (b)	125,014	1,068,870
PayPal Holdings Inc (b)	243,444	17,296,696
Remitly Global Inc (b)(c)	58,586	1,406,064
		34,967,197
Insurance - 0.5%
Amerisafe Inc	10,386	534,464
Arch Capital Group Ltd	89,818	8,344,990
Baldwin Insurance Group Inc/The Class A (b)	19,375	797,088
Brighthouse Financial Inc (b)	18,636	1,105,301
Cincinnati Financial Corp	39,662	5,862,440
Enstar Group Ltd (b)	182	60,569
Erie Indemnity Co Class A	11,780	5,042,665
Goosehead Insurance Inc Class A (c)	9,065	1,116,899
Palomar Hldgs Inc (b)	9,042	1,163,344
Principal Financial Group Inc	48,029	4,276,502
Safety Insurance Group Inc	6,817	519,046
Selective Insurance Group Inc	16,638	1,431,617
Skyward Specialty Insurance Group Inc (b)	16,758	871,751
Trupanion Inc (b)(c)	15,516	535,923
Willis Towers Watson PLC	24,036	8,163,827
		39,826,426
Mortgage Real Estate Investment Trusts (REITs) - 0.0%
AGNC Investment Corp (c)	115,452	1,204,164
New York Mortgage Trust Inc (c)	63,420	444,574
		1,648,738
TOTAL FINANCIALS		276,547,358

Health Care - 5.7%
Biotechnology - 3.2%
ACADIA Pharmaceuticals Inc (b)	53,091	1,040,584
ADMA Biologics Inc (b)	54,163	887,732
Agios Pharmaceuticals Inc (b)	19,358	687,983
Akero Therapeutics Inc (b)	20,799	1,021,647
Alkermes PLC (b)	45,222	1,552,471
Allakos Inc (b)	140,149	39,214
Alnylam Pharmaceuticals Inc (b)	31,627	7,803,962
Amgen Inc	126,734	39,041,676
Amicus Therapeutics Inc (b)	96,195	912,891
AnaptysBio Inc (b)(c)	13,509	227,221
Apellis Pharmaceuticals Inc (b)	32,808	825,121
Apogee Therapeutics Inc (b)(c)	11,895	373,979
Applied Genetic Technologies Corp/DE (b)(c)(d)	14,225	0
Applied Therapeutics Inc (b)(c)	37,167	18,896
Arcellx Inc (b)(c)	13,870	899,053
Arcutis Biotherapeutics Inc (b)(c)	32,358	442,981
Ardelyx Inc (b)	87,119	466,958
ArriVent Biopharma Inc (b)(c)	16,908	399,198
Arrowhead Pharmaceuticals Inc (b)(c)	41,679	788,150
ARS Pharmaceuticals Inc (b)(c)	32,174	337,184
Avidity Biosciences Inc (b)(c)	23,072	706,926
Beam Therapeutics Inc (b)(c)	27,715	730,013
Bicara Therapeutics Inc (c)	29,711	395,156
BioCryst Pharmaceuticals Inc (b)	73,170	629,994
Biogen Inc (b)	33,289	4,677,105
BioMarin Pharmaceutical Inc (b)	44,947	3,198,429
Blueprint Medicines Corp (b)	14,430	1,393,505
Bridgebio Pharma Inc (b)	50,167	1,750,828
CareDx Inc (b)	16,408	363,437
Cargo Therapeutics Inc (b)(c)	16,273	61,186
Carisma Therapeutics Inc rights (b)(c)(d)	449,253	3
Catalyst Pharmaceuticals Inc (b)	35,304	808,109
Celldex Therapeutics Inc (b)(c)	21,023	432,443
Centessa Pharmaceuticals PLC ADR (b)	23,916	371,894
CG oncology Inc (b)(c)	23,369	604,322
Cogent Biosciences Inc (b)(c)	46,532	350,386
Crinetics Pharmaceuticals Inc (b)	22,422	802,259
Cullinan Therapeutics Inc (b)	17,033	144,610
Cyclerion Therapeutics Inc (b)(c)	14,624	39,046
Cytokinetics Inc (b)	28,042	1,289,932
Day One Biopharmaceuticals Inc (b)(c)	39,495	357,825
Denali Therapeutics Inc (b)	41,463	686,627
Design Therapeutics Inc (b)(c)	57,143	277,715
Disc Medicine Inc (b)	7,563	424,889
Dynavax Technologies Corp (b)	48,594	670,111
Dyne Therapeutics Inc (b)	24,189	329,212
Entrada Therapeutics Inc (b)(c)	24,603	293,760
Exact Sciences Corp (b)(c)	46,222	2,191,385
Exelixis Inc (b)	74,525	2,883,372
Forte Biosciences Inc (b)	4,554	41,441
Galectin Therapeutics Inc (b)(c)	78,918	123,901
Geron Corp (b)	187,002	329,124
Gilead Sciences Inc	295,735	33,805,468
Halozyme Therapeutics Inc (b)	30,693	1,815,491
Ideaya Biosciences Inc (b)	24,662	507,297
Immunome Inc (b)(c)	26,697	250,952
Immunovant Inc (b)(c)	40,573	835,804
Incyte Corp (b)	46,729	3,434,582
Inhibrx Biosciences Inc (c)	12,306	163,055
Inmune Bio Inc (b)(c)	40,061	321,690
Insmed Inc (b)	42,828	3,492,623
Intellia Therapeutics Inc (b)(c)	63,430	640,009
Ionis Pharmaceuticals Inc (b)(c)	39,542	1,312,399
Iovance Biotherapeutics Inc (b)	83,920	355,401
Janux Therapeutics Inc (b)	13,842	455,263
Keros Therapeutics Inc (b)(c)	14,226	157,624
Kinnate Biopharma Inc rights (b)(d)	50,749	1
Krystal Biotech Inc (b)(c)	6,918	1,240,052
Kura Oncology Inc (b)(c)	30,870	238,008
Kymera Therapeutics Inc (b)(c)	16,313	511,413
Legend Biotech Corp ADR (b)	25,356	887,714
Lyell Immunopharma Inc (b)(c)	151,784	107,888
Madrigal Pharmaceuticals Inc (b)(c)	5,343	1,823,406
MannKind Corp (b)	92,466	493,768
Metsera Inc	25,336	627,826
Mirati Therapeutics Inc rights (b)(d)	1,147	0
Mirum Pharmaceuticals Inc (b)	18,606	885,087
Moderna Inc (b)	94,112	2,913,708
Monte Rosa Therapeutics Inc (b)(c)	52,860	290,730
MoonLake Immunotherapeutics Class A (b)(c)	19,476	813,318
Myriad Genetics Inc (b)	28,056	301,041
Natera Inc (b)	33,159	5,159,209
Neurocrine Biosciences Inc (b)	23,850	2,831,472
Novavax Inc (b)(c)	41,457	345,337
Nurix Therapeutics Inc (b)(c)	15,539	240,078
Nuvalent Inc Class A (b)(c)	15,518	1,163,540
OmniAb Operations Inc (b)(d)	2,320	4,988
OmniAb Operations Inc (b)(d)	2,320	4,430
Praxis Precision Medicines Inc (b)	6,527	251,942
Protagonist Therapeutics Inc (b)(c)	15,730	591,291
PTC Therapeutics Inc (b)	24,071	1,330,163
Recursion Pharmaceuticals Inc Class A (b)(c)	80,436	604,074
Regeneron Pharmaceuticals Inc	25,673	17,938,752
Rein Therapeutics Inc (b)	42,337	88,484
Relay Therapeutics Inc (b)	65,800	224,378
Revolution Medicines Inc (b)	42,061	1,713,565
Rhythm Pharmaceuticals Inc (b)	18,340	1,007,049
Rocket Pharmaceuticals Inc (b)(c)	88,793	839,094
Roivant Sciences Ltd (b)(c)	183,768	1,973,668
Sana Biotechnology Inc (b)	82,466	215,236
Sarepta Therapeutics Inc (b)	24,056	2,567,978
Savara Inc (b)(c)	96,945	241,393
Scholar Rock Holding Corp (b)(c)	24,346	945,112
Soleno Therapeutics Inc (b)(c)	10,424	508,900
SpringWorks Therapeutics Inc (b)(c)	21,994	1,270,373
Spyre Therapeutics Inc (b)(c)	12,875	253,638
Summit Therapeutics Inc (b)(c)	172,130	3,561,370
Syndax Pharmaceuticals Inc (b)	33,453	523,205
Tango Therapeutics Inc (b)	50,483	104,500
TG Therapeutics Inc (b)(c)	38,220	1,150,040
Tobira Therapeutics Inc rights (b)(c)(d)	1,750	0
Travere Therapeutics Inc (b)(c)	31,701	678,401
Twist Bioscience Corp (b)	16,146	626,788
Tyra Biosciences Inc (b)	21,707	254,189
Ultragenyx Pharmaceutical Inc (b)	23,336	1,001,581
United Therapeutics Corp (b)	10,242	3,277,952
Vaxart Inc (b)(c)	336,593	171,427
Vaxcyte Inc (b)(c)	35,609	2,600,169
Vera Therapeutics Inc Class A (b)	14,990	448,651
Veracyte Inc (b)	22,766	791,346
Vericel Corp (b)	17,332	888,958
Vertex Pharmaceuticals Inc (b)	61,805	29,653,421
Viking Therapeutics Inc (b)(c)	27,395	790,894
Vir Biotechnology Inc (b)(c)	60,212	505,179
Viridian Therapeutics Inc (b)(c)	25,242	392,008
Xencor Inc (b)	31,524	484,209
		234,025,896
Health Care Equipment & Supplies - 1.5%
ABIOMED Inc (b)(d)	10,350	22,355
Align Technology Inc (b)	18,452	3,451,078
AtriCure Inc (b)	19,566	757,987
Bioventus Inc (b)	36,042	365,466
Cerus Corp (b)(c)	183,420	302,642
Cooper Cos Inc/The (b)	46,024	4,159,649
DENTSPLY SIRONA Inc	87,812	1,453,289
Dexcom Inc (b)	96,203	8,501,459
Embecta Corp	27,257	367,970
GE HealthCare Technologies Inc	108,654	9,490,927
Hologic Inc (b)	50,051	3,172,733
ICU Medical Inc (b)	7,405	1,083,574
IDEXX Laboratories Inc (b)	19,441	8,497,856
Inmode Ltd (b)	30,526	571,447
Insulet Corp (b)	16,473	4,485,104
Intuitive Surgical Inc (b)	85,187	48,824,929
iRhythm Technologies Inc (b)	9,222	1,015,896
Lantheus Holdings Inc (b)(c)	16,183	1,518,289
LeMaitre Vascular Inc	8,324	764,559
LivaNova PLC (b)	16,072	669,077
Masimo Corp (b)	13,484	2,545,375
Merit Medical Systems Inc (b)	14,125	1,441,315
Neogen Corp (b)(c)	64,571	648,939
Novocure Ltd (b)	37,020	705,971
Omnicell Inc (b)	20,098	764,930
PROCEPT BioRobotics Corp (b)(c)	15,399	990,772
Pulse Biosciences Inc (b)(c)	17,010	311,452
QuidelOrtho Corp (b)	23,110	924,169
RxSight Inc (b)	13,282	376,678
STAAR Surgical Co (b)(c)	16,482	288,434
Tandem Diabetes Care Inc (b)	19,316	427,656
TransMedics Group Inc (b)(c)	8,132	620,634
UFP Technologies Inc (b)	2,689	611,990
		110,134,601
Health Care Providers & Services - 0.3%
23andMe Holding Co Class A (b)(c)	35,784	78,725
Acadia Healthcare Co Inc (b)	24,507	734,720
AdaptHealth Corp (b)	56,273	640,387
Addus HomeCare Corp (b)	5,865	561,691
AirSculpt Technologies Inc (b)(c)	33,009	149,696
Alignment Healthcare Inc (b)	67,182	1,054,086
Amedisys Inc (b)	4,246	390,632
Astrana Health Inc (b)(c)	16,835	427,272
Aveanna Healthcare Holdings Inc (b)	86,757	369,585
BrightSpring Health Services Inc (b)	41,405	798,288
Clover Health Investments Corp Class A (b)(c)	133,104	528,423
CorVel Corp (b)	14,989	1,652,837
Ensign Group Inc/The	11,722	1,513,896
Fulgent Genetics Inc (b)	31,455	485,980
GeneDx Holdings Corp Class A (b)	7,622	783,923
Guardant Health Inc (b)	34,342	1,461,252
HealthEquity Inc (b)	21,197	2,326,583
Henry Schein Inc (b)	27,428	1,979,479
LifeStance Health Group Inc (b)	143,282	1,116,167
National Research Corp Class A	15,514	226,349
NeoGenomics Inc (b)	40,256	402,157
OPKO Health Inc (b)(c)	286,007	497,652
Option Care Health Inc (b)	37,363	1,251,661
P3 Health Partners Inc Class A (b)(c)	93,181	17,610
Patterson Cos Inc	27,034	841,839
Premier Inc Class A (c)	34,936	635,136
Privia Health Group Inc (b)(c)	36,467	910,581
Progyny Inc (b)	27,162	611,960
RadNet Inc (b)	19,742	1,095,089
Surgery Partners Inc (b)(c)	39,815	958,745
		24,502,401
Health Care Technology - 0.0%
Schrodinger Inc/United States (b)(c)	23,091	515,160
Simulations Plus Inc (c)	10,135	293,712
Waystar Holding Corp (b)	40,321	1,752,754
		2,561,626
Life Sciences Tools & Services - 0.3%
10X Genomics Inc Class A (b)(c)	38,066	406,926
Azenta Inc (b)(c)	14,888	649,415
Bio-Techne Corp	39,860	2,461,355
Bruker Corp	35,667	1,684,196
Fortrea Holdings Inc (b)(c)	29,225	404,766
ICON PLC (b)	19,630	3,730,093
Illumina Inc (b)	40,405	3,585,540
Maravai LifeSciences Holdings Inc Class A (b)	56,982	183,481
Medpace Holdings Inc (b)	7,112	2,327,900
OmniAb Inc (b)(c)	86,804	302,077
Repligen Corp (b)	13,423	2,137,747
Sotera Health Co (b)(c)	88,730	1,106,463
Tempus AI Inc Class A (c)	38,254	2,149,110
		21,129,069
Pharmaceuticals - 0.4%
Aclaris Therapeutics Inc (b)	64,746	128,845
Amneal Intermediate Inc Class A (b)	92,137	798,828
Amphastar Pharmaceuticals Inc (b)(c)	17,738	504,291
ANI Pharmaceuticals Inc (b)(c)	8,757	541,971
Arvinas Inc (b)(c)	25,656	454,111
Atea Pharmaceuticals Inc (b)(c)	115,811	350,907
Avadel Pharmaceuticals PLC Class A (b)	37,470	296,388
Axsome Therapeutics Inc (b)	13,575	1,731,356
Cassava Sciences Inc (b)(c)	14,709	35,302
Collegium Pharmaceutical Inc (b)(c)	12,460	361,963
Corcept Therapeutics Inc (b)	29,797	1,805,102
Edgewise Therapeutics Inc (b)	28,310	740,873
Harmony Biosciences Holdings Inc (b)	18,877	638,986
Harrow Inc (b)(c)	11,328	318,090
Innoviva Inc (b)	28,670	513,766
Intra-Cellular Therapies Inc (b)	23,989	3,075,390
Jazz Pharmaceuticals PLC (b)	14,432	2,071,425
Ligand Pharmaceuticals Inc (b)(c)	6,837	835,687
Ligand Pharmaceuticals Inc rights (b)	1,530	25
Ligand Pharmaceuticals Inc rights (b)(d)	1,530	188
Ligand Pharmaceuticals Inc rights (b)	1,530	2
Ligand Pharmaceuticals Inc rights (b)(d)	1,530	4
Liquidia Corp (b)	38,153	590,990
Neumora Therapeutics Inc (b)(c)	65,506	102,189
Phathom Pharmaceuticals Inc (b)(c)	23,308	128,660
Royalty Pharma PLC Class A	100,874	3,393,401
Sanofi SA ADR	74,129	4,037,807
Sanofi SA rights (b)(d)	925	0
Satsuma Pharmaceuticals Inc rights (b)(d)	218,164	2
SIGA Technologies Inc (c)	37,146	203,932
Structure Therapeutics Inc ADR (b)(c)	16,561	393,324
Supernus Pharmaceuticals Inc (b)	20,306	651,010
Tarsus Pharmaceuticals Inc (b)(c)	14,557	647,495
Viatris Inc	287,703	2,655,499
WaVe Life Sciences Ltd (b)	46,734	493,978
		28,501,787
TOTAL HEALTH CARE		420,855,380

Industrials - 3.9%
Aerospace & Defense - 0.3%
AeroVironment Inc (b)(c)	7,796	1,166,438
Axon Enterprise Inc (b)	18,735	9,900,511
Kratos Defense & Security Solutions Inc (b)	48,570	1,281,762
Leonardo DRS Inc	73,231	2,229,884
Mercury Systems Inc (b)	23,193	1,030,001
Rocket Lab USA Inc Class A (b)(c)	131,441	2,693,226
Woodward Inc	14,190	2,681,839
		20,983,661
Air Freight & Logistics - 0.0%
Air Transport Services Group Inc (b)	21,079	470,694
CH Robinson Worldwide Inc	26,768	2,720,164
Forward Air Corp Class A (b)(c)	14,425	324,129
Hub Group Inc Class A	20,668	849,455
		4,364,442
Building Products - 0.1%
AAON Inc	20,784	1,596,211
American Woodmark Corp (b)	3,783	234,849
Apogee Enterprises Inc	7,703	369,282
CSW Industrials Inc (c)	4,658	1,425,767
Gibraltar Industries Inc (b)	10,485	688,969
UFP Industries Inc	13,407	1,434,549
		5,749,627
Commercial Services & Supplies - 0.5%
ACV Auctions Inc Class A (b)	49,717	798,455
Casella Waste Systems Inc Class A (b)	14,203	1,591,020
Cintas Corp	94,104	19,526,580
Copart Inc (b)	228,998	12,549,090
Driven Brands Holdings Inc (b)(c)	61,051	1,070,224
Fuel Tech Inc (b)	240,218	237,816
Matthews International Corp Class A (c)	17,499	436,075
MillerKnoll Inc	27,096	582,564
Tetra Tech Inc	67,263	1,963,407
VSE Corp	5,635	667,748
		39,422,979
Construction & Engineering - 0.2%
Construction Partners Inc Class A (b)(c)	14,805	1,074,251
Ferrovial SE (United States) (c)	183,284	8,172,634
IES Holdings Inc (b)(c)	6,314	1,125,976
MYR Group Inc (b)	5,757	706,498
Sterling Infrastructure Inc (b)	8,876	1,129,116
WillScot Holdings Corp	46,209	1,522,587
		13,731,062
Electrical Equipment - 0.0%
Enovix Corp Class B (b)(c)	69,438	619,387
Fluence Energy Inc Class A (b)(c)	40,667	232,614
NEXTracker Inc Class A (b)	35,739	1,573,231
Plug Power Inc (b)(c)	232,908	374,981
Powell Industries Inc (c)	3,498	593,646
Sunrun Inc (b)(c)	64,054	464,392
Vicor Corp (b)(c)	16,497	1,044,755
		4,903,006
Ground Transportation - 0.5%
ArcBest Corp	7,141	562,497
Avis Budget Group Inc (b)(c)	14,811	1,170,217
CSX Corp	445,013	14,244,866
Heartland Express Inc	40,174	414,596
Hertz Global Holdings Inc (b)(c)	148,536	619,395
JB Hunt Transport Services Inc	23,414	3,774,103
Landstar System Inc	7,273	1,154,952
Lyft Inc Class A (b)	97,942	1,306,546
Marten Transport Ltd	31,538	464,239
Old Dominion Freight Line Inc	52,475	9,261,838
Saia Inc (b)	6,471	2,649,486
Universal Logistics Holdings Inc (c)	12,565	341,768
Werner Enterprises Inc (c)	18,751	610,533
		36,575,036
Industrial Conglomerates - 0.5%
Honeywell International Inc	156,873	33,396,693
Icahn Enterprises LP	135,158	1,363,744
		34,760,437
Machinery - 0.3%
Astec Industries Inc	24,053	855,806
Blue Bird Corp (b)(c)	10,683	375,401
Columbus McKinnon Corp/NY	13,537	235,950
Energy Recovery Inc (b)(c)	33,675	503,778
Franklin Electric Co Inc	13,227	1,351,138
Hillman Solutions Corp Class A (b)(c)	67,527	659,064
Lincoln Electric Holdings Inc	12,856	2,657,207
Middleby Corp/The (b)	12,999	2,150,165
NN Inc (b)(c)	57,624	175,752
Nordson Corp	13,062	2,746,808
Omega Flex Inc	6,198	220,710
PACCAR Inc	124,908	13,395,134
Symbotic Inc Class A (b)(c)	23,050	523,235
		25,850,148
Passenger Airlines - 0.2%
American Airlines Group Inc (b)	147,249	2,113,023
Frontier Group Holdings Inc (b)(c)	87,618	630,850
JetBlue Airways Corp (b)	124,039	808,734
SkyWest Inc (b)	10,500	1,038,555
United Airlines Holdings Inc (b)	81,412	7,637,260
		12,228,422
Professional Services - 1.0%
Automatic Data Processing Inc	93,466	29,458,614
Concentrix Corp (c)	19,010	858,492
Conduent Inc (b)	129,603	458,795
CRA International Inc	3,066	592,198
CSG Systems International Inc (c)	11,441	735,656
ExlService Holdings Inc (b)	37,672	1,825,208
Exponent Inc	25,178	2,131,569
First Advantage Corp (b)(c)	69,162	1,034,664
Forrester Research Inc (b)	14,809	164,083
Huron Consulting Group Inc (b)	6,748	1,028,800
ICF International Inc (c)	6,199	491,333
Kelly Services Inc Class A	19,343	260,550
NV5 Global Inc (b)	21,356	385,476
Paychex Inc	85,189	12,920,616
Paycor HCM Inc (b)	63,885	1,426,552
Paylocity Holding Corp (b)	14,321	2,925,637
Science Applications International Corp	14,973	1,479,183
SS&C Technologies Holdings Inc	56,060	4,992,143
Upwork Inc (b)	56,677	902,865
Verisk Analytics Inc	31,409	9,325,646
Verra Mobility Corp Class A (b)	47,797	1,094,073
		74,492,153
Trading Companies & Distributors - 0.3%
Beacon Roofing Supply Inc (b)	14,211	1,640,234
Fastenal Co	139,475	10,562,442
FTAI Aviation Ltd	26,008	3,347,490
H&E Equipment Services Inc	12,552	1,203,737
McGrath RentCorp	7,811	952,942
Rush Enterprises Inc Class A (c)	20,464	1,193,460
Transcat Inc (b)(c)	4,162	330,962
		19,231,267
TOTAL INDUSTRIALS		292,292,240

Information Technology - 47.5%
Communications Equipment - 0.9%
Cisco Systems Inc	941,250	60,343,538
CommScope Holding Co Inc (b)	71,711	455,364
Digi International Inc (b)	19,802	604,753
Extreme Networks Inc (b)	44,989	695,080
F5 Inc (b)	14,121	4,129,404
Harmonic Inc (b)	45,483	468,930
Infinera Corp (b)(c)	77,669	516,499
Lumentum Holdings Inc (b)	19,465	1,368,973
NetScout Systems Inc (b)	33,389	750,919
Viasat Inc (b)(c)	17,786	155,449
Viavi Solutions Inc (b)	86,775	970,145
		70,459,054
Electronic Equipment, Instruments & Components - 0.4%
Advanced Energy Industries Inc	10,799	1,243,721
Avnet Inc	18,550	937,517
CDW Corp/DE	31,497	5,612,766
Cognex Corp	40,898	1,341,454
ePlus Inc (b)	9,353	602,146
Flex Ltd (b)	100,178	3,795,744
Insight Enterprises Inc (b)(c)	7,056	1,085,777
Itron Inc (b)	12,011	1,307,878
Lightwave Logic Inc (b)(c)	86,047	104,117
Littelfuse Inc	6,571	1,525,195
Napco Security Technologies Inc	12,390	304,298
Novanta Inc (b)	10,024	1,449,871
OSI Systems Inc (b)(c)	5,761	1,187,976
PC Connection Inc	8,849	564,566
Plexus Corp (b)	8,644	1,148,960
Sanmina Corp (b)	17,052	1,396,900
ScanSource Inc (b)	11,511	421,418
Trimble Inc (b)	58,470	4,208,671
TTM Technologies Inc (b)	33,914	817,667
Zebra Technologies Corp Class A (b)	12,474	3,929,934
		32,986,576
IT Services - 0.4%
Akamai Technologies Inc (b)	36,461	2,941,673
Amdocs Ltd	26,443	2,307,152
Cognizant Technology Solutions Corp Class A	119,218	9,934,436
Couchbase Inc (b)(c)	26,721	471,625
Grid Dynamics Holdings Inc (b)(c)	38,101	717,061
MongoDB Inc Class A (b)	18,471	4,939,700
Okta Inc Class A (b)	40,913	3,702,217
VeriSign Inc (b)	21,551	5,126,552
		30,140,416
Semiconductors & Semiconductor Equipment - 18.1%
ACM Research Inc Class A (b)(c)	16,343	423,937
Advanced Micro Devices Inc (b)	389,878	38,933,217
Alpha & Omega Semiconductor Ltd (b)(c)	14,852	449,719
Ambarella Inc (b)	15,747	967,338
Amkor Technology Inc	58,994	1,244,773
Analog Devices Inc	118,686	27,304,901
Applied Materials Inc	197,571	31,230,048
ARM Holdings PLC ADR (b)	30,665	4,038,274
Astera Labs Inc (b)	38,063	2,829,984
Axcelis Technologies Inc (b)	7,885	432,019
Broadcom Inc	1,123,983	224,155,930
CEVA Inc (b)	18,408	630,658
Cirrus Logic Inc (b)	12,843	1,338,369
Cohu Inc (b)(c)	19,003	373,599
Credo Technology Group Holding Ltd (b)	43,026	2,374,175
Diodes Inc (b)	12,983	641,101
Enphase Energy Inc (b)	34,461	1,975,649
Entegris Inc	36,260	3,670,237
First Solar Inc (b)	25,716	3,502,005
FormFactor Inc (b)	21,682	722,011
GlobalFoundries Inc (b)(c)	134,078	5,198,204
Ichor Holdings Ltd (b)	14,413	422,157
Impinj Inc (b)(c)	6,645	642,306
Intel Corp	1,041,128	24,705,967
KLA Corp	31,830	22,562,377
Lam Research Corp	310,113	23,798,072
Lattice Semiconductor Corp (b)	36,234	2,258,828
MACOM Technology Solutions Holdings Inc (b)	18,307	2,117,388
Marvell Technology Inc	209,552	19,241,065
Microchip Technology Inc	127,870	7,526,428
Micron Technology Inc	267,143	25,012,599
MKS Instruments Inc	17,183	1,577,743
Monolithic Power Systems Inc	11,550	7,057,166
NVIDIA Corp	5,894,463	736,336,318
ON Semiconductor Corp (b)	105,165	4,948,013
PDF Solutions Inc (b)	16,323	367,594
Photronics Inc (b)	23,430	488,281
Power Integrations Inc	16,432	999,066
Qorvo Inc (b)	20,300	1,475,607
QUALCOMM Inc	264,865	41,628,832
Rambus Inc (b)(c)	27,438	1,533,510
Semtech Corp (b)	19,605	748,715
Silicon Laboratories Inc (b)	9,753	1,368,346
SiTime Corp (b)	6,953	1,078,758
Skyworks Solutions Inc	35,243	2,349,298
SolarEdge Technologies Inc (b)(c)	24,816	409,216
Synaptics Inc (b)	12,099	800,228
Teradyne Inc	40,012	4,395,718
Texas Instruments Inc	218,031	42,731,896
Ultra Clean Holdings Inc (b)	15,495	381,177
Universal Display Corp	10,799	1,658,942
Veeco Instruments Inc (b)(c)	18,814	418,423
		1,333,476,182
Software - 15.6%
ACI Worldwide Inc (b)	29,509	1,692,341
Adeia Inc (c)	46,174	725,855
Adobe Inc (b)	105,404	46,225,978
Agilysys Inc (b)	8,941	724,132
Alarm.com Holdings Inc (b)	14,294	830,338
Alkami Technology Inc (b)	33,468	1,032,153
Altair Engineering Inc Class A (b)(c)	12,876	1,436,962
Amplitude Inc Class A (b)	51,200	644,608
ANSYS Inc (b)	20,418	6,804,299
Appfolio Inc Class A (b)	5,111	1,096,310
Appian Corp Class A (b)(c)	19,082	619,593
AppLovin Corp Class A (b)	72,032	23,463,704
Aspen Technology Inc (b)	14,202	3,767,081
Atlassian Corp Class A (b)	38,960	11,074,770
Aurora Innovation Inc Class A (b)(c)	347,587	2,526,957
Autodesk Inc (b)	50,706	13,904,092
AvePoint Inc Class A (b)	70,161	1,048,205
Bentley Systems Inc Class B (c)	71,868	3,155,005
Blackbaud Inc (b)	14,545	961,425
BlackLine Inc (b)	16,309	787,725
Braze Inc Class A (b)	25,582	946,022
Cadence Design Systems Inc (b)	65,253	16,345,877
Ccc Intelligent Solutions Holdings Inc Class A (b)	149,026	1,518,575
Cipher Mining Inc (b)(c)	108,611	443,133
Cleanspark Inc (b)(c)	58,282	465,673
Commvault Systems Inc (b)	11,005	1,877,013
Confluent Inc Class A (b)	61,410	1,949,153
Core Scientific Inc (b)(c)	62,184	693,973
Crowdstrike Holdings Inc Class A (b)	56,681	22,086,318
CyberArk Software Ltd (b)	11,669	4,245,766
Datadog Inc Class A (b)	73,330	8,546,612
DocuSign Inc (b)	46,591	3,874,973
Dropbox Inc Class A (b)	47,135	1,224,567
EverCommerce Inc (b)(c)	64,536	640,197
Five9 Inc (b)	21,546	779,965
Fortinet Inc (b)	182,975	19,763,130
Freshworks Inc Class A (b)	73,556	1,254,865
Gen Digital Inc	136,632	3,734,153
Gitlab Inc Class A (b)	33,659	2,026,608
Intapp Inc (b)	23,365	1,541,155
InterDigital Inc (c)	7,436	1,588,627
Intuit Inc	66,936	41,087,994
Jamf Holding Corp (b)	47,308	647,173
Life360 Inc (b)(c)	18,021	814,549
LM Funding America Inc (b)(c)	25,875	38,813
Manhattan Associates Inc (b)	15,184	2,685,746
MARA Holdings Inc (b)(c)	73,774	1,026,934
Matterport Inc Class A (b)	131,518	717,677
Microsoft Corp	1,789,391	710,370,333
MicroStrategy Inc Class A (b)(c)	54,592	13,944,435
Monday.com Ltd (b)	11,772	3,493,576
nCino Inc (b)(c)	33,928	1,062,286
NextNav Inc Class A (b)(c)	44,283	464,529
Nutanix Inc Class A (b)	67,103	5,159,550
Palantir Technologies Inc Class A (b)	525,784	44,649,577
Palo Alto Networks Inc (b)	157,834	30,056,329
Pegasystems Inc (c)	23,710	1,861,472
Progress Software Corp	14,254	778,839
PTC Inc (b)	27,583	4,513,406
Qualys Inc (b)	9,442	1,241,245
Rapid7 Inc (b)(c)	18,580	540,492
Riot Platforms Inc (b)(c)	93,676	869,313
Roper Technologies Inc	24,447	14,289,272
SailPoint Inc	131,914	3,165,936
ServiceTitan Inc Class A (b)(c)	18,196	1,727,528
SoundHound AI Inc Class A (b)(c)	82,680	894,598
Sprout Social Inc Class A (b)	17,545	465,293
SPS Commerce Inc (b)	10,093	1,344,388
Synopsys Inc (b)	36,892	16,869,974
Telos Corp (b)(c)	70,124	209,671
Tenable Holdings Inc (b)	35,031	1,336,082
Terawulf Inc (b)(c)	111,543	467,365
Varonis Systems Inc (b)	27,822	1,195,511
Verint Systems Inc (b)	18,856	425,580
Vertex Inc Class A (b)	21,838	705,149
Workday Inc Class A (b)	51,179	13,477,478
Zoom Communications Inc Class A (b)	62,080	4,575,296
Zscaler Inc (b)	38,819	7,617,452
		1,152,858,729
Technology Hardware, Storage & Peripherals - 12.1%
Apple Inc	3,638,085	879,834,477
NetApp Inc	48,178	4,808,646
Sandisk Corp/DE	26,785	1,254,877
Seagate Technology Holdings PLC	51,751	5,273,944
Super Micro Computer Inc (b)(c)	142,188	5,895,115
Western Digital Corp (b)	80,353	3,931,672
Xerox Holdings Corp (c)	66,897	443,527
		901,442,258
TOTAL INFORMATION TECHNOLOGY		3,521,363,215

Materials - 0.9%
Chemicals - 0.8%
Alto Ingredients Inc (b)	83,255	134,040
Balchem Corp	9,183	1,598,117
Hawkins Inc (c)	7,749	813,568
Innospec Inc	7,805	807,115
Linde PLC	111,222	51,946,235
PureCycle Technologies Inc (b)(c)	52,422	539,947
		55,839,022
Construction Materials - 0.0%
United States Lime & Minerals Inc	9,571	898,238
Containers & Packaging - 0.0%
Pactiv Evergreen Inc (c)	56,578	1,010,483
TriMas Corp	16,069	329,254
		1,339,737
Metals & Mining - 0.1%
Century Aluminum Co (b)	37,723	714,851
Ferroglobe PLC (c)	93,072	319,237
Kaiser Aluminum Corp (c)	6,252	442,392
Radius Recycling Inc Class A	17,096	236,438
Royal Gold Inc	17,894	2,630,418
Steel Dynamics Inc	37,507	5,066,070
		9,409,406
TOTAL MATERIALS		67,486,403

Real Estate - 0.8%
Health Care REITs - 0.0%
Diversified Healthcare Trust	120,789	341,833
Sabra Health Care REIT Inc	69,059	1,147,070
		1,488,903
Hotel & Resort REITs - 0.0%
Host Hotels & Resorts Inc	156,122	2,518,248
Service Properties Trust	122,634	365,449
		2,883,697
Industrial REITs - 0.1%
Lineage Inc (c)	67,273	4,053,198
Real Estate Management & Development - 0.2%
Comstock Holding Cos Inc Class A (b)	134,131	941,600
CoStar Group Inc (b)	101,961	7,774,526
eXp World Holdings Inc (c)	67,261	680,009
Newmark Group Inc Class A	50,667	743,285
Redfin Corp (b)(c)	40,255	268,500
Zillow Group Inc Class A (b)	13,512	1,005,158
Zillow Group Inc Class C (b)	42,727	3,275,452
		14,688,530
Retail REITs - 0.1%
Phillips Edison & Co Inc	33,651	1,251,817
Regency Centers Corp	43,372	3,326,633
		4,578,450
Specialized REITs - 0.4%
Equinix Inc	22,664	20,502,308
Gaming and Leisure Properties Inc	57,281	2,872,642
Lamar Advertising Co Class A	19,130	2,376,520
PotlatchDeltic Corp	25,354	1,177,186
SBA Communications Corp Class A	25,528	5,562,551
Uniti Group Inc	100,947	579,436
		33,070,643
TOTAL REAL ESTATE		60,763,421

Utilities - 0.9%
Electric Utilities - 0.9%
Alliant Energy Corp	58,711	3,788,621
American Electric Power Co Inc	125,098	13,266,643
Constellation Energy Corp	76,179	19,086,268
Evergy Inc	35,453	2,443,066
Exelon Corp	235,630	10,414,846
MGE Energy Inc (c)	10,996	1,009,213
Otter Tail Corp (c)	12,326	982,751
Xcel Energy Inc	138,106	9,957,443
		60,948,851
Independent Power and Renewable Electricity Producers - 0.0%
Montauk Renewables Inc (b)(c)	82,374	282,543
Talen Energy Corp (b)	14,238	2,960,792
		3,243,335
Multi-Utilities - 0.0%
NorthWestern Corp	34,940	1,954,194
Water Utilities - 0.0%
Middlesex Water Co	9,060	454,178
TOTAL UTILITIES		66,600,558

TOTAL UNITED STATES		7,159,462,316
URUGUAY - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Dlocal Ltd/Uruguay Class A (b)	56,914	543,813
VIETNAM - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Vinfast Auto Ltd (b)(c)	542,771	1,964,831
TOTAL COMMON STOCKS (Cost $3,705,497,195)		7,411,207,958

U.S. Treasury Obligations - 0.0%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 5/29/2025 (h) (Cost $780,795)	4.25	789,000	780,987

Money Market Funds - 2.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	4.35	9,669,703	9,671,637
Fidelity Securities Lending Cash Central Fund (i)(j)	4.35	167,587,109	167,603,868
TOTAL MONEY MARKET FUNDS (Cost $177,273,303)			177,275,505

TOTAL INVESTMENT IN SECURITIES - 102.2% (Cost $3,883,551,293)	7,589,264,450
NET OTHER ASSETS (LIABILITIES) - (2.2)%	(164,988,196)
NET ASSETS - 100.0%	7,424,276,254

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-mini NASDAQ 100 Index Contracts (United States)	33	Mar 2025	13,806,870	(439,985)	(439,985)

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security
(e)
Equity security is subject to lock-up or market standoff agreement and valued at a discount to the market price of the equivalent equity security. As of period end, the total fair value of equity securities discounted due to contractual sale restrictions is $8,503 and all restrictions are set to expire on or before April 30, 2025.  Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(f)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $565,702 or 0.0% of net assets.

(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $675,074.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	20,654,418	23,333,333	34,316,114	152,274	-	-	9,671,637	9,669,703	0.0%
Fidelity Securities Lending Cash Central Fund	187,284,436	124,077,781	143,758,349	634,811	-	-	167,603,868	167,587,109	0.7%
Total	207,938,854	147,411,114	178,074,463	787,085	-	-	177,275,505	177,256,812

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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